T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.3%
COMMUNICATION SERVICES 3.7%
Entertainment 1.9%
Liberty Media-Liberty Formula One,
Class C (1) 825,000 61,735
Spotify Technology (1) 271,000 36,211
97,946
Interactive Media & Services 0.2%
Match Group (1) 220,000 8,446
8,446
Media 1.6%
Trade Desk, Class A (1) 1,288,000 78,452
78,452
Total Communication Services 184,844
CONSUMER
DISCRETIONARY 11.4%
Automobile Components 0.1%
Mobileye Global, Class A (1) 90,000 3,894
3,894
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1) 265,000 20,402
Clear Secure, Class A  298,000 7,799
28,201
Hotels, Restaurants & Leisure 5.7%
Caesars Entertainment (1) 151,000 7,370
Chipotle Mexican Grill (1) 18,000 30,749
Domino's Pizza  151,000 49,810
Hilton Worldwide Holdings  548,000 77,197
MGM Resorts International  1,837,000 81,599
Vail Resorts  101,000 23,602
Yum! Brands  132,000 17,435
287,762
Specialty Retail 4.7%
Bath & Body Works  796,000 29,118
Burlington Stores (1) 482,000 97,412
Five Below (1) 192,000 39,546
O'Reilly Automotive (1) 49,000 41,600
Ross Stores  289,000 30,672
238,348
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica (1) 33,000 12,018
On Holding, Class A (1) 71,000 2,203
14,221
Total Consumer Discretionary 572,426
CONSUMER STAPLES 4.2%
Beverages 0.4%
Boston Beer, Class A (1) 58,000 19,065
19,065
Consumer Staples Distribution &
Retail 2.9%
Casey's General Stores  219,000 47,405
Shares $ Value
(Cost and value in $000s)
‡
Dollar General  177,000 37,251
Dollar Tree (1) 427,000 61,296
145,952
Food Products 0.5%
TreeHouse Foods (1) 498,000 25,114
25,114
Household Products 0.4%
Reynolds Consumer Products  718,000 19,745
19,745
Total Consumer Staples 209,876
ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Cheniere Energy  210,000 33,096
Coterra Energy  1,042,000 25,571
Devon Energy  279,000 14,120
EQT  313,000 9,988
Pioneer Natural Resources  256,000 52,285
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $912 (1)(2)(3) 302 5,173
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $7,718 (1)(2)(3) 2,097 35,918
Total Energy 176,151
FINANCIALS 7.5%
Capital Markets 4.6%
Cboe Global Markets  71,000 9,531
Intercontinental Exchange  445,000 46,409
KKR  1,143,000 60,030
MarketAxess Holdings  131,000 51,259
Raymond James Financial  175,000 16,322
Tradeweb Markets, Class A  635,000 50,178
233,729
Financial Services 1.3%
FleetCor Technologies (1) 306,000 64,520
64,520
Insurance 1.6%
Assurant  385,000 46,227
Axis Capital Holdings  355,000 19,355
Kemper  179,000 9,784
Markel (1) 6,000 7,664
83,030
Total Financials 381,279
HEALTH CARE 24.8%
Biotechnology 4.8%
Alnylam Pharmaceuticals (1) 267,000 53,486
Apellis Pharmaceuticals (1) 213,000 14,050
Argenx, ADR (1) 64,000 23,845
Ascendis Pharma, ADR (1) 164,000 17,584
CRISPR Therapeutics (1) 213,000 9,634
Exact Sciences (1) 254,000 17,224
Horizon Therapeutics (1) 267,000 29,140
Ionis Pharmaceuticals (1) 834,000 29,807
Karuna Therapeutics (1) 89,000 16,166

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Seagen (1) 145,000 29,358
240,294
Health Care Equipment &
Supplies 9.6%
Alcon  550,000 38,797
Cooper  166,000 61,978
DENTSPLY SIRONA  464,000 18,226
Enovis (1) 571,000 30,543
Hologic (1) 1,891,000 152,604
ICU Medical (1) 156,000 25,734
Novocure (1) 134,000 8,059
QuidelOrtho (1) 362,000 32,250
Teleflex  456,000 115,509
483,700
Health Care Providers &
Services 1.5%
Acadia Healthcare (1) 631,000 45,590
agilon health (1) 204,000 4,845
Molina Healthcare (1) 102,000 27,284
77,719
Health Care Technology 1.6%
Doximity, Class A (1) 350,000 11,333
Veeva Systems, Class A (1) 387,000 71,127
82,460
Life Sciences Tools & Services 6.1%
Agilent Technologies  806,000 111,502
Avantor (1) 2,962,000 62,617
Bruker  1,099,000 86,645
West Pharmaceutical Services  145,000 50,238
311,002
Pharmaceuticals 1.2%
Catalent (1) 903,000 59,336
59,336
Total Health Care 1,254,511
INDUSTRIALS & BUSINESS
SERVICES 17.3%
Aerospace & Defense 2.6%
BWX Technologies  307,000 19,353
Textron  1,609,000 113,644
132,997
Commercial Services &
Supplies 0.4%
Waste Connections  141,000 19,609
19,609
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 437,000 9,959
9,959
Ground Transportation 1.5%
JB Hunt Transport Services  439,000 77,027
77,027
Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.0%
Roper Technologies  117,000 51,561
51,561
Machinery 5.3%
Esab  567,000 33,493
Fortive  1,049,000 71,510
IDEX  181,000 41,816
Ingersoll Rand  2,109,000 122,702
269,521
Passenger Airlines 1.0%
Southwest Airlines  1,578,000 51,348
51,348
Professional Services 4.7%
Broadridge Financial Solutions  192,000 28,141
CoStar Group (1) 648,000 44,615
Equifax  333,000 67,546
Leidos Holdings  62,000 5,708
TransUnion  711,000 44,181
Verisk Analytics  245,000 47,006
237,197
Trading Companies &
Distributors 0.6%
United Rentals  72,000 28,495
28,495
Total Industrials & Business Services 877,714
INFORMATION
TECHNOLOGY 19.8%
Electronic Equipment, Instruments
& Components 3.4%
Amphenol, Class A  478,000 39,062
Cognex  452,000 22,397
Corning  372,000 13,124
Keysight Technologies (1) 454,000 73,312
Littelfuse  37,000 9,919
National Instruments  311,000 16,300
174,114
IT Services 0.2%
MongoDB (1) 44,000 10,257
10,257
Semiconductors & Semiconductor
Equipment 7.0%
KLA  127,000 50,695
Lattice Semiconductor (1) 372,000 35,526
Marvell Technology  2,283,000 98,854
Microchip Technology  1,945,000 162,952
NXP Semiconductors  44,000 8,205
356,232
Software 9.2%
Atlassian, Class A (1) 131,000 22,423
BILL Holdings (1) 165,000 13,388
Black Knight (1) 725,000 41,731
CCC Intelligent Solutions Holdings (1) 2,674,000 23,986
Confluent, Class A (1) 175,000 4,212
Crowdstrike Holdings, Class A (1) 324,000 44,472

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Fair Isaac (1) 71,000 49,891
Fortinet (1) 1,379,000 91,648
HashiCorp, Class A (1) 94,000 2,753
Palo Alto Networks (1) 67,000 13,383
Paylocity Holding (1) 205,000 40,750
PTC (1) 363,000 46,548
Synopsys (1) 177,000 68,366
463,551
Total Information Technology 1,004,154
MATERIALS 5.1%
Chemicals 0.6%
RPM International  351,000 30,621
30,621
Construction Materials 1.1%
Martin Marietta Materials  158,000 56,099
56,099
Containers & Packaging 3.4%
Avery Dennison  331,000 59,226
Ball  1,312,000 72,304
Sealed Air  933,000 42,834
174,364
Total Materials 261,084
Total Common Stocks (Cost
$3,192,295) 4,922,039
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER STAPLES 0.0%
Consumer Staples Distribution &
Retail 0.0%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $11,454 (1)(2)(3) 95,262 3,525
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $1,898 (1)(2)(3) 15,187 562
Total Consumer Staples 4,087
Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(2)(3) 650,866 4,283
Total Health Care 4,283
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $3,789 (1)(2)(3) 51,566 3,094
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(2)(3) 166,336 2,309
Total Information Technology 5,403
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,883 (1)(2)(3) 81,901 4,146
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $7,712 (1)(2)(3) 186,841 5,824
Total Materials 9,970
Total Convertible Preferred Stocks
(Cost $37,475) 23,743
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Treasury Reserve Fund,
4.83% (4)(5) 100,413,284 100,413
Total Short-Term Investments (Cost
$100,413) 100,413
Total Investments in
Securities 99.7%
(Cost $3,330,183) $ 5,046,195
Other Assets Less Liabilities 0.3% 13,649
Net Assets 100.0% $ 5,059,844
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $64,834 and represents 1.3% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.83% $ —# $ — $ 1,103+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Treasury Reserve Fund, 4.83% $ 77,614  ¤  ¤ $ 100,413^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1,103 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $100,413.

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2023, totaled $2,087,000 for the period ended March 31, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E116-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,880,948 $ — $ 41,091 $ 4,922,039
Convertible Preferred Stocks — — 23,743 23,743
Short-Term Investments 100,413 — — 100,413
Total $ 4,981,361 $ — $ 64,834 $ 5,046,195
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 35,494 $ 5,597 $ 41,091
Convertible Preferred Stocks 27,253 (3,510) 23,743
Total $ 62,747 $ 2,087 $ 64,834